Stock Options - Summary of Non-Vested Stock Options Activity (Details) - Non-Qualified Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Options
Non-vested beginning balance (in shares)	1,188,333
Granted (in shares)	0	1,000,000
Vested (in shares)	(813,333)
Forfeited (in shares)	(375,000)
Non-vested ending balance (in shares)	0	1,188,333
Weighted Average Grant Date Fair Value
Non-vested beginning balance (in dollars per share)	$ 0.28
Granted (in dollars per share)	0.00
Vested (in dollars per share)	0.27
Forfeited (in dollars per share)	0.29
Non-vested ending balance (in dollars per share)	$ 0.28	$ 0.28